Financial Instrument	12 Months Ended
Mar. 31, 2024
Financial Instrument [Abstract]
FINANCIAL INSTRUMENT

Note 7 — FINANCIAL INSTRUMENT

	As of March 31,
	2023	2024	2024
	S$	S$	US$
Financial instrument, beginning	220,249	221,791	164,594
Net fair value change	1,542	9,502	7,052
Financial instrument, ending	221,791	231,293	171,646

On July 8, 2019, Rectitude Pte. Ltd., a wholly-owned subsidiary of the Company, entered into a life insurance policy (the “Policy”) with an insurance company to insure against death and terminal illness of a shareholder of the Company. Under the Policy, the beneficiary and policy holder is Rectitude Pte. Ltd. and the insured sum is US$1,000,000 for the shareholder. The Company can terminate the Policy on the occurrence of the earliest of the death of the shareholder insured or other terms pursuant to the contracts. The Company paid the total insurance premium of US$182,595 at the inception of the policy. The fair value is based on the redemption value quoted by the insurance company. There is no change in valuation approach and technique. The insurance policy is pledged to the bank as security for the Company’s bank loans (Note 10).

This Policy is recorded in the consolidated financial statements as “financial instrument”, represented by the total cash surrender value of the contract stated in the annual statement of the policy (Level 3). Changes in the cash value is recognized as “other income” in the consolidated statements of operations and comprehensive income.